GOING CONCERN	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
GOING CONCERN

NOTE 3. GOING CONCERN

The accompanying consolidated financial statements for the fiscal year ended March 31, 2026 have been prepared on a basis that assumes that we will continue as a going concern and that contemplates the continuity of operations, the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Accordingly, the accompanying consolidated financial statements for the fiscal year ended March 31, 2026 do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might result from the outcome of this uncertainty.

As of March 31, 2026, the Company had cash, cash equivalents, and restricted cash of approximately $0.7 million and total current liabilities of approximately $12.7 million. For the year ended March 31, 2026, the Company is reporting a net loss of approximately $38.6 million, and cash used in operating activities of approximately $20.5 million.

In late Fiscal 2024, because of continued liquidity constraints, the Company discontinued further clinical development of its iNKT sponsored trial and pause further patient accrual to its sponsored adenosine program for both PORT-6 and PORT-7. During the fiscal year ended March 31, 2026, the Company changed its operating strategy to focus on developing the Telegram ecosystem and managing a strategic reserve of digital assets, primarily the TON token, and received funding via a private placement in the form of both cash and digital assets. While this and subsequent equity raises including a registered direct offering on January 13, 2026 are a positive factor the Company is continuing to explore financing options including its at-the-market (“ATM”) equity program and other financings.

Despite the Company successfully raising capital via a private placement of shares and a registered direct offering in September 2025 and January 2026, respectively, and successfully raising additional funds through its ATM program, the Company’s cash and cash equivalents balance is decreasing, and the Company did not generate positive cash flows from operations for the fiscal years ended March 31, 2026 and 2025. Additionally, a portion of the Company’s digital asset balance may be subject to significant price fluctuations, is restricted for immediate use, or both and therefore may not be relied upon to fund current obligations as they come due. These factors raise significant doubt about the Company’s ability to continue as a going concern within one year after the date issuance of these consolidated financial statements.

The Company has incurred significant operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The losses result primarily from its conduct of research and development activities and operating expenses. As previously discussed, the Company has discontinued its iNKT sponsored trial and paused further patient accrual to the Company sponsored adenosine program in order to preserve cash resources.

The Company historically has funded its operations principally from proceeds from issuances of equity and debt securities. The Company will require significant additional capital to make the investments it needs to execute its new Telegram ecosystem and new digital asset strategies, beyond the potential proceeds that could be reasonably generated from its ATM program. The Company’s ability to successfully raise sufficient funds through the sale of debt or equity securities when needed is subject to many risks and uncertainties and, future equity issuances would result in dilution to existing shareholders and any future debt securities may contain covenants that limit the Company's operations or ability to enter into certain transactions. See Note 18, “Capital Stock and Reserves,” for a further discussion.

As of July 13, 2026, the Company had approximately $10.3 million of cash, cash equivalents, and restricted cash on hand, which the Company expects may not be sufficient to fund its operating needs through FYE in March 2027. The Company projects cash flow needs of approximately $25.0 million between now and FYE 2027, exceeding cash, cash equivalents, and restricted cash on hand. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the issuance of these consolidated financial statements. There were no adjustments made to reflect the effect of this doubt.